Note 3 - Material Accounting Policies (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Allowance account for credit losses of financial assets at end of period	$ 0
Stock options and performance stock options [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	141,118	239,300
Warrants 1 [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	18,584	281,344
Performance share units [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0	250,000